Income Taxes (Details) - Schedule of income tax benefit - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of income tax benefit [Abstract]
Current tax expense	¥ 5,924	¥ 3,748	¥ 5,756
Deferred tax benefit	(1,445)	(884)	(884)
Total	¥ 4,479	¥ 2,864	¥ 4,872